Note 6 - Equipment	9 Months Ended
Sep. 30, 2024
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]	NOTE 6: EQUIPMENT Equipment balance is as follows:
	September 30,	December 31,
	2024	2023
Medical equipment, cost	$80	$-
Less – accumulated depreciation	(8)	-
Equipment, net	$72	$-